Equity Transactions (Details Narrative)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 shares	Mar. 31, 2014 shares	Mar. 31, 2013 $ / shares shares	May 09, 2017 $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares	Jul. 18, 2013 shares
Common Stock, Shares Authorized | shares	2,000,000,000			2,000,000,000		2,000,000,000	2,000,000,000			375,030,000	2,000,000,000	375,030,000	900,000
Common Stock, Par Value | $ / shares	$ .001			$ .001		$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized | shares	10,000,000			10,000,000		10,000,000
Preferred Stock, Par Value | $ / shares	$ .001			$ .001		$ .001
Series A Preferred Stock, Designated | shares														6,000,000
Common Stock, Issued | shares	880,678,573			880,678,573		101,446,215
Preferred Stock, Issued | shares	6,000,000			6,000,000		6,000,000
Stock split ratio		0.05		0.05		0.05	0.01			4.1671
Options granted, number of shares | shares						29,000,000	195,000	9,875	23,752
Shares issued for services, value						$ 48,016	$ 48,016
Debt Instrument, Converted Amount				$ 277,208	$ 70,478	389,100	602,374
Stock-based compensation						48,016	$ 240,999
Common Stock Issued, Convertible Debt, Shares | shares				779,232,358
Adjustment to APIC				$ 502,027
Common stock to be issued	$ 100,000			100,000
2013 Stock Option Plan Amendment
Stock-based compensation				$ 50,448
2013 Stock Option Plan Amdt #2
Date of Agreement				Apr. 06, 2015
Options granted, number of shares | shares				135,627
Exercise price | $ / shares				$ 1.60
Stock-based compensation				$ 9,316
2013 Stock Option Plan Amdt #3
Date of Agreement				Aug. 04, 2015
Options granted, number of shares | shares				185,627
Exercise price | $ / shares				$ 0.40
Stock-based compensation				$ 47,463
Debt Conversion #65
Date of Issuance				Jan. 04, 2016
Common Stock, shares issued | shares				161,161
Common Stock, price per share | $ / shares				$ .12000
Debt Instrument, Converted Amount				$ 19,339
Debt Conversion #89
Date of Issuance				Apr. 01, 2016
Common Stock, shares issued | shares				488,316
Common Stock, price per share | $ / shares				$ .00450
Debt Instrument, Converted Amount				$ 2,197
Debt Conversion #90
Date of Issuance				Apr. 04, 2016
Common Stock, shares issued | shares				862,500
Common Stock, price per share | $ / shares				$ .00562
Debt Instrument, Converted Amount				$ 4,847
Debt Conversion #91
Date of Issuance				Apr. 07, 2016
Common Stock, shares issued | shares				486,111
Common Stock, price per share | $ / shares				$ .00360
Debt Instrument, Converted Amount				$ 1,750
Debt Conversion #92
Date of Issuance				Apr. 14, 2016
Common Stock, shares issued | shares				962,500
Common Stock, price per share | $ / shares				$ .00432
Debt Instrument, Converted Amount				$ 4,158
Debt Conversion #93
Date of Issuance				Apr. 15, 2016
Common Stock, shares issued | shares				488,311
Common Stock, price per share | $ / shares				$ .00270
Debt Instrument, Converted Amount				$ 1,318
Debt Conversion #94
Date of Issuance				Apr. 26, 2016
Common Stock, shares issued | shares				631,489
Common Stock, price per share | $ / shares				$ .00270
Debt Instrument, Converted Amount				$ 1,705
Debt Conversion #95
Date of Issuance				May 04, 2016
Common Stock, shares issued | shares				485,901
Common Stock, price per share | $ / shares				$ .00426
Debt Instrument, Converted Amount				$ 2,067
Debt Conversion #96
Date of Issuance				May 31, 2016
Common Stock, shares issued | shares				230,003
Common Stock, price per share | $ / shares				$ .00360
Debt Instrument, Converted Amount				$ 828
Debt Conversion #97
Date of Issuance				Jun. 02, 2016
Common Stock, shares issued | shares				1,500,000
Common Stock, price per share | $ / shares				$ .00608
Debt Instrument, Converted Amount				$ 9,120
Debt Conversion #98
Date of Issuance				Jun. 02, 2016
Common Stock, shares issued | shares				1,467,017
Common Stock, price per share | $ / shares				$ .00300
Debt Instrument, Converted Amount				$ 4,401
Debt Conversion #99
Date of Issuance				Jun. 14, 2016
Common Stock, shares issued | shares				1,461,795
Common Stock, price per share | $ / shares				$ .00400
Debt Instrument, Converted Amount				$ 5,847
Debt Conversion #100
Date of Issuance				Jun. 17, 2016
Common Stock, shares issued | shares				1,422,808
Common Stock, price per share | $ / shares				$ .00400
Debt Instrument, Converted Amount				$ 5,691
Debt Conversion #101
Date of Issuance				Jun. 29, 2017
Common Stock, shares issued | shares				1,063,518
Common Stock, price per share | $ / shares				$ .00618
Debt Instrument, Converted Amount				$ 6,580
Debt Conversion #102
Date of Issuance				Aug. 23, 2016
Common Stock, shares issued | shares				1,106,487
Common Stock, price per share | $ / shares				$ .00232
Debt Instrument, Converted Amount				$ 2,567
Debt Conversion #103
Date of Issuance				Aug. 29, 2016
Common Stock, shares issued | shares				1,107,806
Common Stock, price per share | $ / shares				$ .00232
Debt Instrument, Converted Amount				$ 2,570
Debt Conversion #104
Date of Issuance				Sep. 06, 2016
Common Stock, shares issued | shares				1,097,634
Common Stock, price per share | $ / shares				$ .00232
Debt Instrument, Converted Amount				$ 2,547
Debt Conversion #105
Date of Issuance				Sep. 20, 2016
Common Stock, shares issued | shares				1,263,383
Common Stock, price per share | $ / shares				$ .00194
Debt Instrument, Converted Amount				$ 2,443
Debt Conversion #106
Date of Issuance				Sep. 26, 2016
Common Stock, shares issued | shares				1,269,672
Common Stock, price per share | $ / shares				$ .00232
Debt Instrument, Converted Amount				$ 2,946
Debt Conversion #107
Date of Issuance				Sep. 28, 2016
Common Stock, shares issued | shares				1,270,172
Common Stock, price per share | $ / shares				$ .00232
Debt Instrument, Converted Amount				$ 2,947
Debt Conversion #108
Date of Issuance				Sep. 30, 2016
Common Stock, shares issued | shares				2,553,336
Common Stock, price per share | $ / shares				$ .00154
Debt Instrument, Converted Amount				$ 3,949
Debt Conversion #109
Date of Issuance				Oct. 07, 2016
Common Stock, shares issued | shares				2,914,578
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 3,381
Debt Conversion #110
Date of Issuance				Oct. 14, 2016
Common Stock, shares issued | shares				2,913,784
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 3,380
Debt Conversion #111
Date of Issuance				Oct. 21, 2016
Common Stock, shares issued | shares				2,917,784
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 3,385
Debt Conversion #112
Date of Issuance				Oct. 26, 2016
Common Stock, shares issued | shares				2,915,828
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 3,382
Debt Conversion #113
Date of Issuance				Oct. 31, 2016
Common Stock, shares issued | shares				4,341,853
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 5,037
Debt Conversion #114
Date of Issuance				Nov. 07, 2016
Common Stock, shares issued | shares				4,323,647
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 5,015
Debt Conversion #115
Date of Issuance				Nov. 22, 2016
Common Stock, shares issued | shares				4,753,009
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 5,513
Debt Conversion #116
Date of Issuance				Nov. 29, 2016
Common Stock, shares issued | shares				4,754,647
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 5,515
Debt Conversion #117
Date of Issuance				Dec. 06, 2016
Common Stock, shares issued | shares				3,497,966
Common Stock, price per share | $ / shares				$ .00116
Debt Instrument, Converted Amount				$ 4,058
Debt Conversion #118
Date of Issuance				Jan. 10, 2017
Common Stock, shares issued | shares				6,301,150
Common Stock, price per share | $ / shares				$ 0.00100
Debt Instrument, Converted Amount				$ 6,301
Debt Conversion #119
Date of Issuance				Feb. 22, 2017
Common Stock, shares issued | shares				3,575,000
Common Stock, price per share | $ / shares				$ 0.00120
Debt Instrument, Converted Amount				$ 4,290
Debt Conversion #120
Date of Issuance				Mar. 13, 2017
Common Stock, shares issued | shares				3,400,000
Common Stock, price per share | $ / shares				$ 0.00120
Debt Instrument, Converted Amount				$ 4,080
Debt Conversion #121
Date of Issuance				Mar. 21, 2017
Common Stock, shares issued | shares				4,100,000
Common Stock, price per share | $ / shares				$ 0.00120
Debt Instrument, Converted Amount				$ 4,920
Debt Conversion #122
Date of Issuance				Mar. 22, 2017
Common Stock, shares issued | shares				4,300,000
Common Stock, price per share | $ / shares				$ 0.00120
Debt Instrument, Converted Amount				$ 5,160
Debt Conversion #123
Date of Issuance				Mar. 24, 2017
Common Stock, shares issued | shares				4,550,000
Common Stock, price per share | $ / shares				$ 0.00120
Debt Instrument, Converted Amount				$ 5,460
Debt Conversion #124
Date of Issuance				Mar. 30, 2017
Common Stock, shares issued | shares				4,800,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount				$ 5,645
Debt Conversion #125
Date of Issuance				Mar. 31, 2017
Common Stock, shares issued | shares				5,050,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount				$ 5,939
Debt Conversion #126
Date of Issuance		Apr. 05, 2017		Apr. 05, 2017
Common Stock, shares issued | shares		5,300,000		5,300,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 6,004		$ 6,233
Debt Conversion #127
Date of Issuance		Apr. 10, 2017		Apr. 10, 2017
Common Stock, shares issued | shares		5,600,000		5,600,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 6,363		$ 6,586
Debt Conversion #128
Date of Issuance		Apr. 11, 2017		Apr. 11, 2017
Common Stock, shares issued | shares		5,850,000		5,850,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 6,004		$ 6,880
Debt Conversion #129
Date of Issuance		Apr. 18, 2017		Apr. 18, 2017
Common Stock, shares issued | shares		6,200,000		6,200,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 7,000		$ 7,291
Debt Conversion #130
Date of Issuance		Apr. 20, 2017		Apr. 20, 2017
Common Stock, shares issued | shares		6,500,000		6,500,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 7,564		$ 7,644
Debt Conversion #131
Date of Issuance		Apr. 21, 2017		Apr. 21, 2017
Common Stock, shares issued | shares		14,000,000		14,000,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 16,426		$ 16,464
Debt Conversion #132
Date of Issuance		Apr. 25, 2017		Apr. 25, 2017
Common Stock, shares issued | shares		14,700,000		14,700,000
Common Stock, price per share | $ / shares				$ 0.00118
Debt Instrument, Converted Amount		$ 17,148		$ 17,287
Debt Conversion #133
Date of Issuance		Apr. 26, 2017		Apr. 26, 2017
Common Stock, shares issued | shares		26,600,000		26,600,000
Common Stock, price per share | $ / shares				$ 0.001
Debt Instrument, Converted Amount		$ 25,000		$ 26,600
Debt Conversion #134
Date of Issuance		May 01, 2017		May 01, 2017
Common Stock, shares issued | shares		14,500,000		14,500,000
Common Stock, price per share | $ / shares				$ 0.00060
Debt Instrument, Converted Amount		$ 8,514		$ 8,700
Debt Conversion #135
Date of Issuance		Jun. 13, 2017		Jun. 13, 2017
Common Stock, shares issued | shares		10,000,000		10,000,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount				$ 1,200
Debt Conversion #136
Date of Issuance		Jun. 16, 2017		Jun. 16, 2017
Common Stock, shares issued | shares		11,000,000		11,000,000
Common Stock, price per share | $ / shares				$ 0.00010
Debt Instrument, Converted Amount		$ 1,158		$ 1,930
Debt Conversion #137
Date of Issuance		Jun. 16, 2017		Jun. 16, 2017
Common Stock, shares issued | shares		19,299,400		19,299,400
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,795		$ 1,300
Debt Conversion #138
Date of Issuance		Jun. 20, 2017		Jun. 20, 2017
Common Stock, shares issued | shares		11,600,000		11,600,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,276		$ 1,382
Debt Conversion #139
Date of Issuance		Jun. 21, 2017		Jun. 21, 2017
Common Stock, shares issued | shares		23,139,900		23,139,900
Common Stock, price per share | $ / shares				$ 0.00010
Debt Instrument, Converted Amount		$ 2,150		$ 2,314
Debt Conversion #140
Date of Issuance		Jun. 22, 2017		Jun. 22, 2017
Common Stock, shares issued | shares		12,250,000		12,250,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,413		$ 1,590
Debt Conversion #141
Date of Issuance		Jun. 22, 2017		Jun. 22, 2017
Common Stock, shares issued | shares		13,250,000		13,250,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,590		$ 1,470
Debt Conversion #142
Date of Issuance		Jun. 26, 2017		Jun. 26, 2017
Common Stock, shares issued | shares		15,000,000		15,000,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,688		$ 1,800
Debt Conversion #143
Date of Issuance		Jun. 29, 2017		Jun. 29, 2017
Common Stock, shares issued | shares		16,500,000		16,500,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,897		$ 1,980
Debt Conversion #144
Date of Issuance		Jul. 03, 2017		Jul. 03, 2017
Common Stock, shares issued | shares		17,400,000		17,400,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount		$ 1,979		$ 2,088
Debt Conversion #145
Date of Issuance		Jul. 12, 2017		Jul. 12, 2017
Common Stock, shares issued | shares		17,400,000		17,400,000
Common Stock, price per share | $ / shares				$ 0.00012
Debt Instrument, Converted Amount				$ 2,088
Debt Conversion #146
Date of Issuance		Jul. 13, 2017		Jul. 13, 2017
Common Stock, shares issued | shares		13,800,000		13,800,000
Common Stock, price per share | $ / shares				$ 0.00018
Debt Instrument, Converted Amount		$ 1,344		$ 2,484
Debt Conversion #147
Date of Issuance		Jul. 14, 2017		Jul. 14, 2017
Common Stock, shares issued | shares		19,000,000		19,000,000
Common Stock, price per share | $ / shares				$ 0.00018
Debt Instrument, Converted Amount		$ 3,358		$ 3,374
Debt Conversion #148
Date of Issuance		Jul. 03, 2017		Jul. 03, 2017
Common Stock, shares issued | shares		19,000,000		19,000,000
Common Stock, price per share | $ / shares				$ 0.00018
Debt Instrument, Converted Amount		$ 3,314		$ 3,374
Debt Conversion #149
Date of Issuance		Jul. 20, 2017		Jul. 20, 2017
Common Stock, shares issued | shares		19,900,000		19,900,000
Common Stock, price per share | $ / shares				$ 0.00018
Debt Instrument, Converted Amount		$ 3,554		$ 3,582
Debt Conversion #150
Date of Issuance		Jul. 24, 2017		Jul. 24, 2017
Common Stock, shares issued | shares		20,900,000		20,900,000
Common Stock, price per share | $ / shares				$ 0.0003
Debt Instrument, Converted Amount		$ 6,217		$ 6,270
Debt Conversion #151
Date of Issuance		Jul. 25, 2017		Jul. 25, 2017
Common Stock, shares issued | shares		22,900,000		22,900,000
Common Stock, price per share | $ / shares				$ 0.0003
Debt Instrument, Converted Amount		$ 6,022		$ 6,870
Debt Conversion #152
Date of Issuance		Jul. 28, 2017		Jul. 28, 2017
Common Stock, shares issued | shares		24,000,000		24,000,000
Common Stock, price per share | $ / shares				$ 0.0003
Debt Instrument, Converted Amount		$ 7,089		$ 7,200
Debt Conversion #153
Date of Issuance		Aug. 02, 2017		Aug. 02, 2017
Common Stock, shares issued | shares		24,000,000		24,000,000
Common Stock, price per share | $ / shares				$ 0.0003
Debt Instrument, Converted Amount		$ 7,035		$ 7,200
Debt Conversion #154
Date of Issuance		Aug. 04, 2017		Aug. 04, 2017
Common Stock, shares issued | shares		25,000,000		25,000,000
Common Stock, price per share | $ / shares				$ 0.00036
Debt Instrument, Converted Amount		$ 8,942		$ 9,000
Debt Conversion #155
Date of Issuance		Aug. 08, 2017		Aug. 08, 2017
Common Stock, shares issued | shares		26,475,000		26,475,000
Common Stock, price per share | $ / shares				$ 0.00042
Debt Instrument, Converted Amount		$ 11,022		$ 11,119
Debt Conversion #156
Date of Issuance		Aug. 11, 2017		Aug. 11, 2017
Common Stock, shares issued | shares		29,000,000		29,000,000
Common Stock, price per share | $ / shares				$ 0.00048
Debt Instrument, Converted Amount		$ 13,920		$ 13,920
Debt Conversion #157
Date of Issuance		Aug. 16, 2017		Aug. 16, 2017
Common Stock, shares issued | shares		30,500,000		30,500,000
Common Stock, price per share | $ / shares				$ 0.00042
Debt Instrument, Converted Amount		$ 12,810		$ 12,810
Debt Conversion #158
Date of Issuance				Aug. 22, 2017
Common Stock, shares issued | shares				19,168,058
Common Stock, price per share | $ / shares				$ 0.00035
Debt Instrument, Converted Amount				$ 6,709
Debt Conversion #159
Date of Issuance				Aug. 25, 2017
Common Stock, shares issued | shares				32,000,000
Common Stock, price per share | $ / shares				$ 0.00035
Debt Instrument, Converted Amount				$ 11,200
Debt Conversion #160
Date of Issuance				Aug. 31, 2017
Common Stock, shares issued | shares				32,000,000
Common Stock, price per share | $ / shares				$ 0.0003
Debt Instrument, Converted Amount				$ 9,600
Debt Conversion #161
Date of Issuance				Sep. 07, 2017
Common Stock, shares issued | shares				36,000,000
Common Stock, price per share | $ / shares				$ 0.00028
Debt Instrument, Converted Amount				$ 9,900
Debt Conversion #162
Date of Issuance				Sep. 15, 2017
Common Stock, shares issued | shares				37,900,000
Common Stock, price per share | $ / shares				$ 0.00025
Debt Instrument, Converted Amount				$ 9,437
Debt Conversion #163
Date of Issuance				Sep. 22, 2017
Common Stock, shares issued | shares				39,800,000
Common Stock, price per share | $ / shares				$ 0.00025
Debt Instrument, Converted Amount				$ 9,910
Debt Conversion #164
Date of Issuance				Sep. 28, 2017
Common Stock, shares issued | shares				41,800,000
Common Stock, price per share | $ / shares				$ 0.00025
Debt Instrument, Converted Amount				$ 10,408
Stock Sub Agmt
Date of Agreement				Oct. 16, 2017
Warrants				$ 333,333,333
Exercise price | $ / shares				$ 0.0003
Expected life				5 years
Common Stock, Subscribed but Unissued | shares	333,333,333			333,333,333
Common stock to be issued	$ 100,000			$ 100,000
Warrant #10
Exercise Date				Mar. 30, 2017		Mar. 30, 2017
Warrants				$ 9,200,000		$ 9,200,000
Stock price on grant date | $ / shares				$ 0.002		$ 0.002
Exercise price | $ / shares				$ 0.002		$ 0.002
Expected life				5 years		5 years